WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 88.6%
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 3.6%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	1,280,000	$1,041,932	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,150,000	2,498,141	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,480,000	654,561	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	4,400,000	2,391,422	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	830,000	587,496	(a)
Level 3 Financing Inc., Senior Secured Notes	3.875%	11/15/29	1,920,000	1,697,268	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,412,720	(a)

Total Diversified Telecommunication Services				10,283,540

Entertainment - 0.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	990,000	567,755	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	750,000	789,560

Total Entertainment				1,357,315

Media - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,930,000	2,246,496	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000	566,959	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	1,440,000	1,074,515	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,230,000	1,091,155	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,307,000	1,216,906
DISH DBS Corp., Senior Notes	7.375%	7/1/28	2,820,000	1,769,353
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,400,000	1,841,440

Total Media				9,806,824

Wireless Telecommunication Services - 5.1%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	820,000	809,524	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	1,680,000	930,846	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	5,880,000	3,082,009	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,460,000	781,638	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000	4,533,882
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	130,000	155,059
Sprint LLC, Senior Notes	7.875%	9/15/23	3,160,000	3,164,440

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Wireless Telecommunication Services - (continued)
Sprint LLC, Senior Notes	7.625%	3/1/26	530,000		$549,837
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		451,876	(a)

Total Wireless Telecommunication Services					14,459,111

TOTAL COMMUNICATION SERVICES					35,906,790

CONSUMER DISCRETIONARY - 24.1%
Automobile Components - 4.7%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,780,000		3,643,730	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	2,830,000		2,684,808
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	500,000		412,110
Clarios Global LP/Clarios US Finance Co., Senior Notes	8.500%	5/15/27	922,000		933,010	(a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	1,560,000		1,346,817	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	3,150,000		3,084,471	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	590,000		588,676	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	580,000		588,191	(a)

Total Automobile Components					13,281,813

Automobiles - 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	410,000		320,419
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	750,000		665,137	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,340,000		1,291,552	(a)

Total Automobiles					2,277,108

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	1,230,000		1,273,690	(a)

Diversified Consumer Services - 2.4%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	860,000	EUR	830,554	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	2,400,000	EUR	2,317,824	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		521,220	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,060,732
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,471,000		1,228,895	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,250,000		866,750	(a)

Total Diversified Consumer Services					6,825,975

Hotels, Restaurants & Leisure - 14.1%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,000,000	EUR	2,070,566	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	1,500,000		1,524,348	(a)

See Notes to Schedule of Investments.

2	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Carnival Corp., Senior Notes	7.625%	3/1/26	960,000		$958,021	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,650,000		1,796,016	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	2,410,000	EUR	1,767,669
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,494,000		1,287,081	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,170,000		1,932,693	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	620,000		620,558	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	750,000		726,595
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000		590,683
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	1,000,000		997,172	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	870,000		730,304	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	4,400,000		4,214,994	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,241,000		1,171,273	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	4,679,000		4,455,467	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,020,000		1,823,050	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,220,000		1,149,137	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	993,000		931,732	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,000,000	GBP	1,207,847	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	350,000	GBP	339,115	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,430,000		1,192,872
Sands China Ltd., Senior Notes	4.875%	6/18/30	790,000		690,894
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	800,000		793,122	(a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,720,000		1,778,544	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	450,000		418,762	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	890,000	GBP	933,014	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,580,000		1,395,482	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	2,020,000		1,655,836	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	500,000		491,803	(a)

Total Hotels, Restaurants & Leisure					39,644,650

Specialty Retail - 1.6%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	3,230,000		2,241,943	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	490,000		466,145	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		$477,956	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,340,000		1,332,138

Total Specialty Retail					4,518,182

TOTAL CONSUMER DISCRETIONARY					67,821,418

CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	1,120,000	GBP	1,220,891	(b)
Bellis Finco PLC, Senior Notes	4.000%	2/16/27	750,000	GBP	738,957	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	700,000		673,547	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	2,365,000		2,341,529	(a)

TOTAL CONSUMER STAPLES					4,974,924

ENERGY - 14.0%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	570,000		589,961	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,000,000		880,856	(a)

Total Energy Equipment & Services					1,470,817

Oil, Gas & Consumable Fuels - 13.5%
Apache Corp., Senior Notes	5.100%	9/1/40	760,000		632,609
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	900,000		866,330	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	750,000		752,854	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	180,000		176,878
Continental Resources Inc., Senior Notes	4.375%	1/15/28	130,000		122,479
Continental Resources Inc., Senior Notes	4.900%	6/1/44	550,000		422,200
Ecopetrol SA, Senior Notes	8.875%	1/13/33	1,180,000		1,197,199
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,380,000		973,991
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,500,000		1,014,331
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	2,880,000		2,323,094	(c)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	520,000		472,977	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	530,000		544,074	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	110,000		97,318	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	740,000		691,673
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	810,000		905,839

See Notes to Schedule of Investments.

4	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	770,000	$780,407	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	790,000	833,555	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	762,516	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	196,000	197,297
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	690,000	671,415
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	530,000	529,290
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	440,000	436,718
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	540,000	533,901
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,000,000	1,035,955
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,240,000	1,232,818
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	530,000	517,611
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,540,000	4,325,461
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,000,000	742,544	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	410,945
Range Resources Corp., Senior Notes	8.250%	1/15/29	440,000	457,189
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	541,633	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000	533,249	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	990,000	956,241	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	560,000	563,388
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	310,000	293,174	(a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	780,000	787,518	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	160,749
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	540,000	443,230
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,840,000	3,111,667
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000	524,453
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	361,609
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000	1,535,824
YPF SA, Senior Notes	8.500%	7/28/25	3,610,000	3,416,695	(a)

Total Oil, Gas & Consumable Fuels				37,890,898

TOTAL ENERGY				39,361,715

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 9.4%
Banks - 5.8%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,390,000	$1,925,181	(a)(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	900,000	883,545	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	800,000	696,490	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	810,000	788,227	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	1,470,000	1,450,155	(c)(d)
Comerica Bank, Senior Notes	2.500%	7/23/24	360,000	342,875
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,330,000	1,329,261	(a)(c)(d)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	990,000	1,077,013	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,100,000	2,054,028	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,840,000	1,769,945	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	570,000	434,779	(a)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	440,000	412,888	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,030,000	934,966	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,080,000	1,080,162	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,200,000	1,156,382	(a)(d)

Total Banks				16,335,897

See Notes to Schedule of Investments.

6	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 1.0%
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,290,000		$1,213,615	(b)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,550,000		1,540,700	(a)(c)(d)

Total Capital Markets					2,754,315

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.875%	10/25/24	590,000		581,727
Navient Corp., Senior Notes	6.750%	6/15/26	700,000		688,492

Total Consumer Finance					1,270,219

Financial Services - 2.2%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	6,223,333		5,851,676	(a)(e)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	400,000		403,072	(a)

Total Financial Services					6,254,748

TOTAL FINANCIALS					26,615,179

HEALTH CARE - 6.0%
Health Care Providers & Services - 2.6%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	2,120,000		1,581,308	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	1,000,000		1,103,180
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	530,000		459,348	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	540,000		212,566	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,000,000		985,726
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,780,000		2,680,184
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	250,000		250,385
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	161,000		102,659	(a)

Total Health Care Providers & Services					7,375,356

Pharmaceuticals - 3.4%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,260,000		533,265	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	990,000		588,370	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	1,540,000	EUR	1,533,026	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	300,000		213,859	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,740,000		1,730,829

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	530,000	$479,715
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,730,000	4,379,885

Total Pharmaceuticals				9,458,949

TOTAL HEALTH CARE				16,834,305

INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
Bombardier Inc., Senior Notes	7.125%	6/15/26	1,500,000	1,476,427	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	290,000	284,434	(a)

Total Aerospace & Defense				1,760,861

Commercial Services & Supplies - 2.6%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,770,000	1,778,616
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,970,000	1,763,876
Garda World Security Corp., Senior Notes	9.500%	11/1/27	776,000	751,355	(a)
GEO Group Inc., Secured Notes	10.500%	6/30/28	1,555,000	1,556,861
GEO Group Inc., Secured Notes	9.500%	12/31/28	750,000	742,500	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	1,000,000	842,899	(a)

Total Commercial Services & Supplies				7,436,107

Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	530,000	509,320	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	650,000	628,109	(a)

Total Construction & Engineering				1,137,429

Machinery - 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,040,000	991,802

Passenger Airlines - 4.8%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	3,290,000	3,151,509	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	730,000	717,826	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	394,167	387,201	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	500,000	478,698	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	460,000	445,979
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	370,000	381,051
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	3,220,000	3,265,642	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,080,000	1,077,322	(a)

See Notes to Schedule of Investments.

8	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,746,000	$1,749,632	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	440,000	440,869	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	1,270,000	1,263,033

Total Passenger Airlines				13,358,762

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	821,609	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	327,000	320,816
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	610,000	580,986

Total Trading Companies & Distributors				1,723,411

TOTAL INDUSTRIALS				26,408,372

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	7.125%	7/1/28	402,000	224,361	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	600,000	446,423	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,470,000	1,932,787	(a)

Total Communications Equipment				2,603,571

IT Services - 0.2%
Unisys Corp., Senior Secured Notes	6.875%	11/1/27	770,000	608,330	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	1,000,000	1,000,355	(a)

Technology Hardware, Storage & Peripherals - 1.1%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,350,000	2,304,035
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000	201,308
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	650,000	680,108	(a)

Total Technology Hardware, Storage & Peripherals				3,185,451

TOTAL INFORMATION TECHNOLOGY				7,397,707

MATERIALS - 5.8%
Chemicals - 0.5%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	611,256	430,935	(a)(e)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,045,674	(a)

Total Chemicals				1,476,609

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	3,000,000	$2,414,556	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,555,000	3,049,427	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,380,000	1,183,744	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	410,000	414,067

Total Containers & Packaging				7,061,794

Metals & Mining - 2.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,020,000	2,083,976
Arsenal AIC Parent LLC, Senior Secured Notes	8.000%	10/1/30	200,000	204,498	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	300,000	295,948	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	580,000	590,946	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	280,000	265,590
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,120,000	1,006,257
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	260,000	246,494
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,220,000	2,316,406
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	783,438

Total Metals & Mining				7,793,553

TOTAL MATERIALS				16,331,956

REAL ESTATE - 1.8%
Health Care REITs - 0.1%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	346,000	261,372

Hotel & Resort REITs - 1.2%
Service Properties Trust, Senior Notes	4.500%	3/15/25	250,000	236,494
Service Properties Trust, Senior Notes	5.250%	2/15/26	500,000	461,061
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,500,000	1,329,244
Service Properties Trust, Senior Notes	4.950%	10/1/29	420,000	331,599
Service Properties Trust, Senior Notes	4.375%	2/15/30	1,270,000	965,697

Total Hotel & Resort REITs				3,324,095

Real Estate Management & Development - 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/24	200,000	6,000	*(b)(f)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000	12,000	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	1,750,000	221,025	(b)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	290,000	292,639	(a)

See Notes to Schedule of Investments.

10	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Real Estate Management & Development - (continued)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	230,000	EUR	$187,447	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,000,000	EUR	709,548	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		6,500	*(b)(f)

Total Real Estate Management & Development					1,435,159

TOTAL REAL ESTATE					5,020,626

UTILITIES - 1.0%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,260,000		1,402,822

Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,390,000		1,358,239

TOTAL UTILITIES					2,761,061

TOTAL CORPORATE BONDS & NOTES (Cost - $245,198,967)					249,434,053

SOVEREIGN BONDS - 5.1%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000		993,342	(a)

Argentina - 1.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	94,491		28,082
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	50,000		18,924	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	291,669		246,460	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	3,765,000		3,049,650	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	700,000		549,420	(a)(e)

Total Argentina					3,892,536

Bahamas - 0.4%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,500,000		1,220,835	(a)

Dominican Republic - 0.4%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	230,000		201,180	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,170,000		995,658	(a)

Total Dominican Republic					1,196,838

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.3%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	750,000		$771,188	(a)

Mexico - 1.7%
Mexican Bonos, Bonds	7.750%	5/29/31	89,680,000	MXN	4,810,915

Russia - 0.6%
Russian Federal Bond - OFZ	7.750%	9/16/26	183,580,000	RUB	574,435	*(f)
Russian Federal Bond - OFZ	8.150%	2/3/27	90,000,000	RUB	281,617	*(f)
Russian Federal Bond - OFZ	7.050%	1/19/28	137,820,000	RUB	431,249	*(f)
Russian Federal Bond - OFZ	6.900%	5/23/29	91,110,000	RUB	285,090	*(f)

Total Russia					1,572,391

TOTAL SOVEREIGN BONDS (Cost - $18,388,765)					14,458,045

CONVERTIBLE BONDS & NOTES - 2.2%
COMMUNICATION SERVICES - 1.9%
Media - 1.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,350,000		1,280,813
DISH Network Corp., Senior Notes	0.000%	12/15/25	4,740,000		3,075,312
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,440,000		878,400

TOTAL COMMUNICATION SERVICES					5,234,525

INDUSTRIALS - 0.3%
Passenger Airlines - 0.3%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,000,000		849,500

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $6,722,314)					6,084,025

SENIOR LOANS - 1.0%
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.946%	4/13/28	1,350,000		1,020,938	(d)(g)(h)

INDUSTRIALS - 0.3%
Passenger Airlines - 0.3%
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	10.764%	6/21/27	912,000		951,900	(d)(g)(h)

MATERIALS - 0.3%
Metals & Mining - 0.3%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	17.000%	12/31/27	895,944		780,279	(g)(h)(i)(j)

TOTAL SENIOR LOANS (Cost - $2,824,633)					2,753,117

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Notes (Cost - $1,142,907)	3.250%	8/31/24	1,165,000		1,140,981

See Notes to Schedule of Investments.

12	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.0%††
MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd. (Cost - $0)			906	$159,314	*(i)(j)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,234)		5/28/28	14,866	3,717	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $274,291,820)				274,033,252

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.1%
U.S. TREASURY BILLS - 0.6%
U.S. Treasury Bills (Cost - $1,499,124)	4.338%	9/5/23	1,500,000	1,499,130	(k)

			SHARES
MONEY MARKET FUNDS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,469,848)	5.261%		1,469,848	1,469,848	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,968,972)				2,968,978

TOTAL INVESTMENTS - 98.4% (Cost - $277,260,792)				277,002,230
Other Assets in Excess of Liabilities - 1.6%				4,540,262

TOTAL NET ASSETS - 100.0%				$281,542,492

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of August 31, 2023.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Rate shown represents yield-to-maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $1,469,848 and the cost was $1,469,848 (Note 2).

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

14	Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
MXN	19,871,401	USD	1,143,401	Goldman Sachs Group Inc.	10/20/23	$11,546
USD	8,480,624	EUR	7,680,751	Morgan Stanley & Co. Inc.	10/20/23	131,740
USD	4,468,241	GBP	3,478,606	Morgan Stanley & Co. Inc.	10/20/23	60,855

Net unrealized appreciation on open forward foreign currency contracts						$204,141

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Yield Defined Opportunity Fund Inc. 2023 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. Corporate securities include those securities that are issued or originated by U.S. or foreign public or private corporations and other business entities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

16

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

17

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$249,434,053	—	$249,434,053
Sovereign Bonds	—	14,458,045	—	14,458,045
Convertible Bonds & Notes	—	6,084,025	—	6,084,025
Senior Loans:
Materials	—	—	$780,279	780,279
Other Senior Loans	—	1,972,838	—	1,972,838
U.S. Government & Agency Obligations	—	1,140,981	—	1,140,981
Common Stocks	—	—	159,314	159,314
Warrants	—	3,717	—	3,717

Total Long-Term Investments	—	273,093,659	939,593	274,033,252

Short-Term Investments†:
U.S. Treasury Bills	—	1,499,130	—	1,499,130
Money Market Funds	$1,469,848	—	—	1,469,848

Total Short-Term Investments	1,469,848	1,499,130	—	2,968,978

Total Investments	$1,469,848	$274,592,789	$939,593	$277,002,230

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$204,141	—	$204,141

Total	$1,469,848	$274,796,930	$939,593	$277,206,371

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

18

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2023. The following transactions were effected in such company for the period ended August 31, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,550,948	$9,128,822	9,128,822	$9,209,922	9,209,922	—	$20,335	—	$1,469,848

19